Government Grants - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred Revenue Disclosure [Abstract]
Amortization of government grants	$ 45	$ 44	$ 47
Restricted retained earnings	$ 6,000	$ 3,100